COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies (Note 8)
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Operating Lease Obligations

On July 26, 2021, the Company entered a new operating lease agreement for office and warehouse combination space of 40,000 square feet, with the lease commencing on November 1, 2021, and ending April 30, 2032. This new space combines the Company’s two separate work locations into one facility, which allows for greater collaboration and also accommodates a larger anticipated workforce and manufacturing facility. On November 24, 2021, the lease was amended to commence on December 1, 2021, and end on May 31, 2032. The Company recognized a ROU asset and operating lease liability in the amount of $4,980,104 at lease commencement. Rent for the first eleven months of the term was calculated based on 30,000 rentable square feet. The rent is subject to an annual escalation of 2.5%, beginning November 1, 2023. The Company made a security deposit payment in the amount of $600,000 on July 26, 2021. Per the contract, in the 18th month and every 12th month thereafter, the security deposit is reduced by $50,000 and now stands at $500,000. The right of use asset balance at March 31, 2025, net of accumulated amortization, was $3,937,256.

As of March 31, 2025, the office and warehouse lease is the Company’s only lease with a term greater than twelve months. The office and warehouse lease has a remaining term of approximately 7.25 years and includes an option to extend for two renewal terms of five years each. The renewal options are not reasonably certain to be exercised, and therefore, they are not included when determining the lease term used to establish the right-of-use asset and lease liability. The Company also has several short-term leases, primarily related to equipment. The Company made an accounting policy election to not recognize short-term leases with terms of twelve months or less on the consolidated balance sheet and instead recognize the lease payments in expense as incurred. The Company has also elected to account for real estate leases that contain both lease and non-lease components (such as common area maintenance) as a single lease component.

The following table shows supplemental information related to leases:

	Three Months Ended March 31,
	2025	2024
Lease cost:
Operating lease cost	$195,409	$195,410
Short-term lease cost	$5,303	$4,296

Other information:
Operating cash outflow used for operating leases	$199,224	$194,367
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	7.25 years	8.3 years

As of March 31, 2025, future minimum lease payments due under our operating leases are as follows:

Amount
Calendar year:
2025	$599,332
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	6,300,261
Less: Impact of discounting	(1,729,619)
Total present value of operating lease obligations	4,570,642
Current portion	(803,536)
Operating lease obligations, less current portion	$3,767,106

Master Lease Agreement

On November 1, 2024, the Company entered into a Master Lease Agreement (“MLA”) for a total lease obligation of $2,662,282. The lease is structured with a repayment term of 66 months, with fixed monthly payments commencing on December 10, 2024. At the end of the lease term, the Company has the option to purchase the leased asset for $1.

In accordance with ASC 842, the lease is classified as a finance lease, as the $1 buyout option indicates a transfer of ownership. As a result, the Company has recorded a right-of-use asset and a corresponding lease liability on its balance sheet. Interest expense and amortization of the right-of-use asset will be recognized over the lease term. Management believes this lease structure supports the Company’s operational and financial objectives.

The following table shows supplemental information related to the MLA:

	Three Months Ended March 31,
	2025	2024
Lease cost:
Master Lease Agreement cost	$121,013	$—
Short-term lease liability	$487,695	$—

Other information:
Operating cash outflow used for operating leases	$11,700	$—
Weighted average discount rate	8.63%	—
Weighted average remaining lease term	5.17 years	—

At March 31, 2025, future minimum lease payments due under the MLA are as follows:

Amount
Calendar year:
2025	$355,751
2026	527,777
2027	527,777
2028	527,777
Thereafter	703,702
Total undiscounted future minimum lease payments	2,642,784
Less: Impact of discounting	(517,049)
Total present value of MLA obligation	2,125,735
Current portion	(487,695)
MLA, less current portion	$1,638,040

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Operating Lease Obligations

On July 26, 2021, the Company entered a new operating lease agreement for office and warehouse combination space of 40,000 square feet, with the lease commencing on November 1, 2021, and ending April 30, 2032. This new space combines the Company’s two separate work locations into one facility, which allows for greater collaboration and also accommodates a larger anticipated workforce and manufacturing facility. On November 24, 2021, the lease was amended to commence on December 1, 2021, and end on May 31, 2032. The Company recognized a ROU asset and operating lease liability in the amount of $4,980,104 at lease commencement. Rent for the first eleven months of the term was calculated based on 30,000 rentable square feet. The rent is subject to an annual escalation of 2.5%, beginning November 1, 2023. The Company made a security deposit payment in the amount of $600,000 on July 26, 2021. Per the contract, in the 18th month and every 12th month thereafter, the security deposit is reduced by $50,000 and now stands at $500,000. The right of use asset balance at December 31, 2024, net of accumulated amortization, was $4,028,698.

As of December 31, 2024, the office and warehouse lease is the Company’s only lease with a term greater than twelve months. The office and warehouse lease has a remaining term of approximately 7.5 years and includes an option to extend for two renewal terms of five years each. The renewal options are not reasonably certain to be exercised, and therefore, they are not included when determining the lease term used to establish the right-of use asset and lease liability. The Company also has several short-term leases, primarily related to equipment. The Company made an accounting policy election to not recognize short-term leases with terms of twelve months or less on the consolidated balance sheet and instead recognize the lease payments in expense as incurred. The Company has also elected to account for real estate leases that contain both lease and non-lease components (such as common area maintenance) as a single lease component.

The following table shows supplemental information related to leases:

	Year Ended December 31,
	2024	2023
Lease cost:
Operating lease cost	$781,638	$781,638
Short-term lease cost	$21,909	$63,770

Other information:
Operating cash outflow used for operating leases	$779,087	$696,869
Weighted average discount rate	9.0%	9.0%
Weighted average remaining lease term	7.5 years	8.5 years

At December 31, 2024, future minimum lease payments due under the operating lease are as follows:

Amount
Calendar year:
2025	$798,556
2026	818,518
2027	838,984
2028	859,856
Thereafter	3,183,571
Total undiscounted future minimum lease payments	6,499,485
Less: Impact of discounting	(1,833,887)
Total present value of operating lease obligation	4,665,598
Current portion	(798,556)
Operating lease obligation, less current portion	$3,867,042

Master Lease Agreement

On November 1, 2024, the Company entered into a Master Lease Agreement (“MLA”) for a total lease obligation of $2,662,282. The lease is structured with a repayment term of 66 months, with fixed monthly payments commencing on December 10, 2024. At the end of the lease term, the Company has the option to purchase the leased asset for $1.

In accordance with ASC 842, the lease is classified as a finance lease, as the $1 buyout option indicates a transfer of ownership. As a result, the Company has recorded a right-of-use asset and a corresponding lease liability on its balance sheet. Interest expense and amortization of the right-of-use asset will be recognized over the lease term. Management believes this lease structure supports the Company’s operational and financial objectives.

The following table shows supplemental information related to the MLA:

	Year Ended December 31,
	2024	2023
Lease cost:
Master Lease Agreement cost	$3,900	$—
Short-term lease cost	$367,451	$—

Other information:
Operating cash outflow used for operating leases	$3,900	$—
Weighted average discount rate	8.63%	—
Weighted average remaining lease term	5.4 years	—

At December 31, 2024, future minimum lease payments due under the MLA are as follows:

Amount
Calendar year:
2025	$367,451
2026	527,777
2027	527,777
2028	527,777
Thereafter	703,702
Total undiscounted future minimum lease payments	2,654,484
Less: Impact of discounting	(562,429)
Total present value of MLA obligation	2,092,057
Current portion	(367,451)
MLA, less current portion	$1,724,604

Executive Severance Agreement

Pursuant to a separation agreement with Gianni Arcaini, our former Chief Executive Officer and Chairman of the Board (the “Separation Agreement”), Mr. Arcaini’s employment with the Company ended on September 1, 2020 (“Separation Date”). The Separation Agreement provided that he would receive separation payments over a 36- month period equal to his base salary plus $75,000 as well as certain limited health and life insurance benefits. The Separation Agreement also contained confidentiality, non-disparagement and non-solicitation covenants and a release of claims by Mr. Arcaini. In accordance with the Separation Agreement, the Company paid to Mr. Arcaini the total sum of $747,788. On March 1, 2021, the Company paid to Mr. Arcaini a lump-sum amount equal to the first six months of payments, or $124,631, owed to Mr. Arcaini and the Company continued to pay him in semi-monthly installments for 30 months thereafter, as contemplated in Mr. Arcaini’s Separation Agreement. On November 21, 2024, the Company paid Mr. Arcaini a further $23,890 to settle a dispute concerning certain benefits that were claimed by him as part of the separation agreement. As a condition of this payment, Mr. Arcaini forfeited all of his equity in the Company consisting of 100,716 non-qualified stock options granted under the 2016 Equity Incentive Plan.